Leases (Details 2)	Sep. 30, 2024 USD ($)
Leases [Abstract]
2025	$ 44,460
2026	34,200
2027	3,420
2028	1,710
Thereafter
Total lease payments	83,790
Less: discount	7,850
Present value of lease liabilities	$ 75,940